Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of Consolidated Statements of Financial Position
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Senior Bonds	—	549,411
2022 Convertible Bonds	—	155,914
Aztiq Convertible Bonds	—	80,663
Alvogen Facility	—	76,556
Senior Secured First Lien Term Loan Facility	990,744	—
Other borrowings	77,840	97,615
Total outstanding borrowings, net of debt issue costs	1,068,584	960,159
Less: current portion of borrowings	(32,702)	(38,025)
Total non-current borrowings	1,035,882	922,134

Schedule of Movements in Outstanding Borrowings Explanatory
Movements in the Group’s outstanding borrowings during the year ended 31 December 2024 are as follows:

2024
Borrowings, net at 1 January	960,159
Recognition of deferred debt issue costs	(32,601)
Accretion/derecognition of borrowings discount	13,127
Loss on extinguishment	69,047
Proceeds from new borrowings	1,064,958
Bonds converted to equity	(220,736)
Repayments of borrowings	(874,412)
Accrued interest	88,206
Amortization of deferred debt issue costs	3,614
Foreign currency exchange difference	(2,777)
Borrowings, net at 31 December	1,068,584
The table below details the changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated cash flow statement as cash flows from financing activities.

	1 January 2024	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2024
2022 Convertible Bonds and Aztiq Convertible Bonds	236,577	(116,108)	761	80,829	21,454	(2,777)	(220,736)	—
Senior Bonds	549,411	(550,755)	—	1,344	—	—	—	—
Senior Secured First Lien Term Loan Facility	—	927,899	2,852		59,993			990,744
Other borrowings	97,615	(19,760)	—	—	(15)	—	—	77,840
Alvogen Facility	76,556	(83,330)	—	—	6,773	—	—	—
Borrowings, net	960,159	157,945	3,614	82,174	88,205	(2,777)		1,068,584
(a)This represents the proceeds from the Secured Loan Facility and the repayments of the existing borrowings in the cash flow statement as described above.
(b)Other changes include interest accruals and effects of interest payments including $60 million PIK interest from the Secured Loan Facility and $15.1 million of PIK interest converted to equity following the settlement of existing debt obligations.

	1 January 2023	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	31 December 2023
2022 Convertible Bonds and Aztiq Convertible Bonds	98,234	145,358	1,657	(36,071)	27,603	(204)	236,577
Senior Bonds	530,506	—	—	888	18,017	—	549,411
Other borrowings	71,242	25,102	—	—	(8)	1,279	97,615
Alvogen Facility	64,588	—	—	—	11,968	—	76,556
Borrowings, net	764,570	170,460	1,657	(35,183)	57,580	1,075	960,159
(a)The cash flows from bank loans, loans from related parties and other borrowings make up the net amount of proceeds from borrowings and repayments of borrowings in the cash flow statement.
(b)Other changes include interest accruals and payments.

Schedule of Maturities of Outstanding Borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2024 are as follows:

31 December 2024
Within one year	32,702
Within two years	14,590
Within three years	14,784
Within four years	14,996
Thereafter	992,539
1,069,611